UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/02
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     James M. Myers Research, Inc.
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Address:  126 Cottage Place
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          Charlotte, NC  28207
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Form 13F File Number: 28-  5384
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     H.K. Hallett
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Title:    President
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Phone:    704-333-1710
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Signature, Place, and Date of Signing:

/s/ H.K. Hallett                    Charlotte, NC  28207              01/27/2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
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Form 13F Information Table Entry Total:  20
                                        -------------------

Form 13F Information Table Value Total:  $  81,930
                                        -------------------
                                            (thousands)

List of Other Included Managers:

NONE

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1                 COLUMN 2          COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
     NAME OF ISSUER               TITLE             CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER     VOTING AUTHORITY
                                   OF                         (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
                                  CLASS
------------------------------------------------------------------------------------------------------------------------------------
AUTO DATA PROCESSING             COM              053015103    6,212      158,261      SH     SOLE                           158,261
BERKSHIRE HATHAWAY CL A          COM              084670108    7,568          104      SH     SOLE                               104
BERKSHIRE HATHAWAY CL B          COM              084670207    7,645        3,155      SH     SOLE                             3,155
CONOCOPHILLIPS                   COM              20825C104    3,159       65,276      SH     SOLE                            65,276
DUKE ENERGY CORP                 CONV PREF        264399544      353       18,078      SH     SOLE                            18,078
ENERGY EAST CORP                 COM              29266M109    4,008      181,453      SH     SOLE                           181,453
FIRST CHARTER CORP               COM              319439105    2,340      129,902      SH     SOLE                           129,902
GILLETTE CO                      COM              375766102    4,603      151,616      SH     SOLE                           151,616
ISTAR FINANCIAL                  COM              45031U408    6,535      232,965      SH     SOLE                           232,965
JEFFFERSON PILOT COPR            COM              475070108    3,810       99,967      SH     SOLE                            99,967
KEYCORP NEW                      COM              493267108    3,758      149,500      SH     SOLE                           149,500
KINDER MORGAN ENERGY UT LTD      COM              4944550106   3,477       99,354      SH     SOLE                            99,354
   PARTNERS
MARTIN MARIETTA MATLS COM        COM              573284106    3,853      125,675      SH     SOLE                           125,675
PFIZER                           COM              717081103      402       13,162      SH     SOLE                            13,162
PIEDMONT NAT GAS INC             COM              720186105    4,071      115,153      SH     SOLE                           115,153
PULITZER PUBLISHING              COM              745771105    1,816       40,400      SH     SOLE                            40,400
SMITHFIELD FOODS INC             COM              832248108    3,613      182,100      SH     SOLE                           182,100
UST INC COM                      COM              902911106    4,724      141,307      SH     SOLE                           141,307
VORNADO RLTY TRUST               COM              929042109    6,303      169,435      SH     SOLE                           169,435
WASHINGTON GAS LT CO             COM              92924F106    3,680      153,852      SH     SOLE                           153,852